Seward & Kissel LLP

1200 G Street, N.W.

Suite 350

Washington, D.C. 20005

April 11, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:         Fairholme Funds, Inc. (the “Fund”)

File No. 811-09607

Dear Sir or Madam:

Attached herewith for filing on behalf of the Fund is a definitive Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.  The Proxy Statement solicits stockholders to vote on three proposals regarding: (i) the election of seven Directors; (ii) the replacement or elimination of the Fund’s fundamental investment policies; and (iii) the approval of an amended and restated investment advisory agreement between the Fund, on behalf of its sole series, and Fairholme Capital Management, L.L.C.

Please call me at (202) 737-8833 with any comments or questions on the attached.

Sincerely,

/s/ Paul M. Miller
Paul M. Miller

Attachment

cc:	Paul R. Thomson, Treasurer
Kathryn Battestilla, CCO